PROPERTY, PLANT AND EQUIPMENT (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	¥ 690,594	¥ 733,449
Balance at end of year	650,774	690,594
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,658,541	1,601,718
Additions	14,464	4,323
Transferred from construction in progress	81,275	87,399
Reclassification to lease prepayments and other long-term assets	(11,312)	(2,332)
Disposals	(12,074)	(35,636)
Exchange adjustments	(2,912)	3,069
Balance at end of year	1,727,982	1,658,541
Accumulated amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(967,947)	(868,269)
Reclassification to lease prepayments and other long-term assets	4,225	330
Exchange adjustments	(2,209)	1,976
Depreciation for the year	105,717	100,734
Impairment losses for the year	19,836	14,921
Written back on disposals	(9,858)	(17,623)
Balance at end of year	(1,077,208)	(967,947)
Plants and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	66,348	63,404
Balance at end of year	67,813	66,348
Plants and buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	114,920	107,873
Additions	854	277
Transferred from construction in progress	6,789	5,901
Reclassifications	(673)	1,426
Reclassification to lease prepayments and other long-term assets	(859)	(130)
Disposals	(878)	(509)
Exchange adjustments	(140)	82
Balance at end of year	120,013	114,920
Plants and buildings [member] | Accumulated amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(48,572)	(44,469)
Reclassifications	(122)	369
Reclassification to lease prepayments and other long-term assets	238	14
Exchange adjustments	(57)	27
Depreciation for the year	4,075	3,815
Impairment losses for the year	554	440
Written back on disposals	(584)	(534)
Balance at end of year	(52,200)	(48,572)
Oil and gas properties
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	215,124	238,943
Balance at end of year	171,840	215,124
Oil and gas properties | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	650,685	613,134
Additions	1,627	3,420
Transferred from construction in progress	19,881	31,473
Reclassifications	(50)	(115)
Reclassification to lease prepayments and other long-term assets	(1,702)
Disposals	(211)	(27)
Exchange adjustments	(2,573)	2,800
Balance at end of year	667,657	650,685
Oil and gas properties | Accumulated amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(435,561)	(374,191)
Reclassifications	(77)	(58)
Reclassification to lease prepayments and other long-term assets	1,305
Exchange adjustments	(2,056)	1,865
Depreciation for the year	55,057	49,005
Impairment losses for the year	8,832	10,580
Written back on disposals	(195)	(22)
Balance at end of year	(495,817)	(435,561)
Equipment, machinery and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	409,122	431,102
Balance at end of year	411,121	409,122
Equipment, machinery and others [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	892,936	880,711
Additions	11,983	626
Transferred from construction in progress	54,605	50,025
Reclassifications	723	(1,311)
Reclassification to lease prepayments and other long-term assets	(8,751)	(2,202)
Disposals	(10,985)	(35,100)
Exchange adjustments	(199)	187
Balance at end of year	940,312	892,936
Equipment, machinery and others [member] | Accumulated amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(483,814)	(449,609)
Reclassifications	199	(311)
Reclassification to lease prepayments and other long-term assets	2,682	316
Exchange adjustments	(96)	84
Depreciation for the year	46,585	47,914
Impairment losses for the year	10,450	3,901
Written back on disposals	(9,079)	(17,067)
Balance at end of year	¥ (529,191)	¥ (483,814)